LOANS (Details 8) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of loans and receivables [Line Items]
Gross investment	$ 16,467,446	$ 17,090,493
Net investment	11,166,930	11,075,807
Up to 1 year [member]
Disclosure of loans and receivables [Line Items]
Gross investment	2,147,421	2,711,147
Net investment	1,614,889	2,128,441
From 1 to 5 years [member]
Disclosure of loans and receivables [Line Items]
Gross investment	6,428,242	6,375,267
Net investment	4,986,723	4,798,364
More than 5 years [member]
Disclosure of loans and receivables [Line Items]
Gross investment	7,891,783	8,004,079
Net investment	$ 4,565,318	$ 4,149,002